Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

NovaTide Flexible Allocation ETF   (NMBL)

(the “Fund”)

Listed on NYSE Arca, Inc.

Supplement dated October 28, 2025,
to the Statement of Additional Information (“SAI”),
dated September 14, 2025

Effective immediately, all references to the Solana digital asset, and its related disclosures, are hereby removed from the SAI.

Please retain this Supplement with your SAI.